Selected Financial Statement Information (Details 3) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 PRI Medical trade name	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life Estimated remaining useful life before change
Goodwill and Other Intangible Assets
Total amortization expense	$ 15,100,000	$ 19,400,000	$ 13,700,000	$ 4,100,000
Estimated remaining useful life					3 months	114 months
Future estimated amortization expense
2013	13,754,000
2014	12,835,000
2015	11,930,000
2016	10,805,000
2017	$ 7,514,000